INCOME TAX (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 85,624	$ 321,387	$ 280,841
Less: valuation allowance	(85,624)	(321,387)	(280,841)
Net deferred tax asset	$ 0	$ 0	$ 0